Financial Risk and Insurance Management	12 Months Ended
Dec. 31, 2024
Financial Risk Management [Abstract]
Financial Risk and Insurance Management
29.	Financial Risk and Insurance Management
Due to its business, the Group assumes the risks inherent to its activities related to the insurance business, market, credit, liquidity and foreign currency.
Management is responsible for monitoring these risks, based on various measurement, analysis and control techniques to minimize potential effects, although the use of these mechanisms does not completely eliminate the inherent risk factors to which the Group is exposed.
Management is exposed to risks as a result of: (i) the use of financial instruments and (ii) the risks associated with the healthcare business. These risks have been categorized taking into consideration their nature and scope, as well as Management, which are described below.

A.	Insurance risk
Insurance activities expose the Group mainly to incidence risk (level of occurrence of the insured event), frequency risk (level of prevalence of the event once it has occurred) and control risk of the healthcare benefit cost.
The table below shows the actual amount of the cost of service in the Oncosalud Peru segment and includes the general healthcare plan called “Auna Salud.” It also shows a sensitivity analysis for the most relevant variables affecting this cost: the frequency (number of patients / number of plan members) and the average cost per patient.

In thousands of soles		Frequency	Frequency	Average cost per patient	Average cost per patient	Combined	Combined
2024
Change %		+5%	+10%	+5%	+10%	+5%	+10%
Cost of segment Oncosalud Peru	586,391	615,711	645,030	615,711	645,030	646,496	709,533
Frequency	4.29%	4.50%	4.72%	4.29%	4.29%	4.50%	4.72%
Average cost per patient	10.01	10.01	10.01	10.51	11.02	10.51	11.02
# of plan members	1,365,028	1,365,028	1,365,028	1,365,028	1,365,028	1,365,028	1,365,028

In thousands of soles		Frequency	Frequency	Average cost per patient	Average cost per patient	Combined	Combined
2023
Change %		+5%	+10%	+5%	+10%	+5%	+10%
Cost of segment Oncosalud Peru	502,807	527,947	553,088	527,947	553,088	554,345	608,396
Frequency	4.49%	4.71%	4.94%	4.49%	4.49%	4.71%	4.94%
Average cost per patient	8.82	8.82	8.82	9.26	9.70	9.26	9.70
# of plan members	1,270,930	1,270,930	1,270,930	1,270,930	1,270,930	1,270,930	1,270,930

In thousands of soles		Frequency	Frequency	Average cost per patient	Average cost per patient	Combined	Combined
2022
Change %		+ 5%	+ 10%	+ 5%	+ 10%	+ 5%	+ 10%
Cost of segment Oncosalud Peru	419,737	440,724	461,711	440,724	461,711	462,760	507,882
Frequency	4.23%	4.44%	4.65%	4.23%	4.23%	4.44%	4.65%
Average cost per patient	9.13	9.13	9.13	9.59	10.04	9.59	10.04
# of plan members	1,087,546	1,087,546	1,087,546	1,087,546	1,087,546	1,087,546	1,087,546
As of December 31, 2024, 2023 and 2022, reasonably possible changes in the most relevant variable of 5% and 10% could affect profit or loss by amounts shown below:

In thousands of soles	Fluctuations in variables (%)	2024	2023	2022
		Profit for the year	Profit for the year	Profit for the year
Frequency	5	(29,320)	(25,140)	(20,997)
Frequency	10	(58,639)	(50,281)	(41,995)
Average cost per patient	5	(29,320)	(25,140)	(20,997)
Average cost per patient	10	(58,639)	(50,281)	(41,995)
Combined	5	(60,105)	(51,538)	(43,044)
Combined	10	(123,142)	(105,589)	(88,189)
The Group adopts various mechanisms with the main objective of minimizing insurance risk as severity. Such mechanisms include the control of (i) price adequacy and (ii) healthcare benefit expenditures, in addition to selecting medical service providers based on various factors, such as specialization, experience, location, quality and cost of services.
The adequacy of prices relies on past actuarial analyses and more recent service levels, combined with future projections of more recently observed trends. Price risk affects only future cash flows since new rates will impact premium levels earned once cancer health contracts are renewed.
Within the Group, the type of product is an oncologic healthcare insurance contract and a general healthcare plan “Auna Salud,” both renewable annually. This enables the Group to review fees that respond fairly and quickly to the changes in service experience. The new fees are automatically applied at each renewal date; however, the client might not accept the increase, which would lead to the contract cancellation. This is a factor that significantly mitigates price risk. The Group does not enter into fixed premium contracts for a period longer than 12 months from the original date or the renewal date of the respective contracts.
Control risk of the cost of providing benefits (treatment and preventive care) is monitored through
(i) pre-authorization
of the service, (ii) use of a certain network of clinics and “agreed-upon” fees and (iii) monitoring adhesion to medical practice guides.
In general, the Group’s healthcare contracts contain terms and conditions establishing that only medical services are provided (the contracts benefits do not include refund or compensation amounts). Subject to specific circumstances, they provide reimbursement for medical expenses incurred in treatments related to chronic medical conditions.
In addition, when necessary, the Group negotiates its contracts with healthcare providers to obtain more favorable and competitive prices, to the extent possible. The Group also has a highly trained medical audit team who continually review invoices received from their service providers.

One of the Group’s key procedures is to use strict criteria to accept the risk of new clients for corporate and individual cancer health plans. This process involves the analysis of the policyholder’s risk profile and pre-existing
conditions, and is subject to certain approvals and other factors, under the rules and regulations issued by the local regulator in Peru.
Technical reserves risk
This is the risk that the technical reserves for healthcare insurance contracts may be insufficient to cover the obligations under the contracts. The reserve risk is not significant for the Group due to the short-term nature of the contracts which allows the Group to adjust fees as needed, together with the effectiveness of the model used to analyze and develop the assumptions underlying the pricing of the products.
The short-term nature of the Group’s contracts means that the variability of the assumptions used in determining final claims is not generally significant and can be adjusted as required. Claim development patterns are reviewed on an ongoing basis and used to update the amount of the provisions if required, therefore reducing the variability of the provision recognized in the consolidated financial statements.
The amount of the provision to cover claims incurred but not yet reported at the end of the year is not material due to the business integrated model, which means that the claims are recorded as they arise.

B.	Market risk

i.	Exchange risk
The Group and its subsidiaries invoice the rendering of local services in the currency of the country in which they operate, which enables them to meet their obligations in their functional currency. Exchange rate risk arises mainly from loans and other liabilities held in U.S. dollars. To mitigate this risk, as of December 31, 2024, 2023 and 2022, the Group used derivative financial instruments to hedge the exposure to exchange rate risk, for more than 90% of its financial obligations.
As of December 31, the Group has the following assets and liabilities stated in U.S. dollars, COP and MXN:

In thousands of	2024			2023			2022
	US$	COP	MXN	US$	COP	MXN	US$	COP
Assets
Cash and cash equivalents	14,629	67,383,971	156,086	19,545	68,198,988	101,537	10,026	77,781,245
Trade accounts receivable	2,501	732,206,977	506,029	2,349	592,832,974	573,760	1,214	467,080,290
Other assets	2,033	67,499,144	62,643	1,431	53,926,570	46,428	38,063	41,846,383
Derivative financial instruments	16,185	—	37,005	22,175	—	—	21,693	—

	35,348	867,090,092	761,763	45,500	714,958,532	721,725	70,996	586,707,918

Liabilities
Loans and borrowings	(484,903)	(843,882,862)	(6,863,633)	(572,514)	(713,312,165)	(5,263,563)	(430,734)	(230,983,211)
Lease liabilities	(29,068)	(51,441,394)	—	(18,335)	(53,098,486)	—	(20,111)	(43,374,862)
Trade accounts payable	(20,069)	(513,900,964)	(665,868)	(14,122)	(426,350,789)	(340,669)	(8,167)	(297,235,534)
Other accounts payable	(4,740)	(136,340,317)	(484,050)	(26,479)	(308,351,354)	(948,193)	(24,006)	(254,525,182)
Derivative financial instruments	(1,034)	—	(210,787)	—	—	—	(4,004)	—

	(539,814)	(1,545,565,537)	(8,224,338)	(631,450)	(1,501,112,794)	(6,552,425)	(487,022)	(826,118,789)

Liability position, net	(504,466)	(678,475,445)	(7,462,575)	(585,950)	(786,154,262)	(5,830,700)	(416,026)	(239,410,871)

As of December 31, the exchange rate, used by the Group to translate the balances of assets and liabilities into foreign currency, has been published by the Peruvian Banking, Insurance and Pension Plan Agency (SBS), as follows:

In soles	2024	2023	2022
US$ 1 - Exchange rate - Buy (assets)	3.758	3.705	3.808
US$ 1 - Exchange rate - Sale (liabilities)	3.770	3.713	3.820
COP 1 - Exchange rate	0.000854	0.000957	0.000786
MXN 1- Exchange rate	0.182513	0.219083	0.195792
The Group recorded loss for net exchange difference of S/ 41,709 thousand in 2024, gain of S/ 75,852 thousand in 2023 and loss of S/ 57,771 thousand in 2022.
As of December 31, 2024, 2023 and 2022, a reasonably possible strengthening (weakening) of the U.S. dollar against the Peruvian Sol, COP and MXN at December 31 would have affected the measurement of financial instruments denominated in a foreign currency and affected equity and profit or loss by the amounts shown below:

In thousands of soles	Fluctuations in exchange rates (%)	2024		2023		2022
		Profit or loss for the fiscal year	Other comprehensive income	Profit or loss for the fiscal year	Other comprehensive income	Profit or loss for the fiscal year	Other comprehensive income
Weakening	5	97,959	(2,847)	112,908	(4,108)	82,869	(3,368)
Weakening	10	195,919	(5,694)	225,815	(8,216)	165,738	(6,736)
Strengthening	5	(97,959)	2,847	(112,908)	4,108	(82,869)	3,368
Strengthening	10	(195,919)	5,694	(225,815)	8,216	(165,738)	6,736

ii.	Interest rate risk
The Group adopts a policy of ensuring as a minimum 80% of its interest rate risk exposure is at a fixed rate. This is achieved by entering into fixed-rate
instruments and partly by borrowing at a floating rate and using interest rate swaps as hedges of the variability in cash flows attributable to movements in interest rates.
The Group determines the existence of an economic relationship between the hedging instrument and hedged item based on the reference interest rates, tenors, repricing dates and maturities and the notional or par amounts. The Group assesses whether the derivative designated in each hedging relationship is expected to be effective in offsetting changes in cash flows of the hedged item using the hypothetical derivative method. As of December 31, 2024, the Group have financial derivative instruments in order to cover interest rate (Note 8).
As of December 31, 2024, a reasonably possible strengthening (weakening) of interest rates as of December 31 would have affected results by the amounts shown below:

In thousands of Soles	Fluctuations in interest rates (%)	2024
		Profit or (loss) for the fiscal year
Decrease	5	165,270
Decrease	10	330,642
Increase	5	(165,167)
Increase	10	(330,232)

C.	Credit risk
The Group’s financial assets are exposed to credit risk concentrations mainly comprising bank deposits and trade accounts receivable. Regarding bank deposits, the Group reduces the likelihood of credit risk concentrations because it keeps its deposits and places its cash investments at first-class financial entities and limits the amount of exposure to credit risk in any of such financial entities.
Regarding trade accounts receivable, the significant credit risk concentrations, individual or group, are mitigated since the Group’s policy is to monitor the payment behavior of customers and their financial position to comply with the respective payments on a regular basis (note 5).
As of December 31, the exposure to credit risk of trade accounts receivable was the following:

In thousands of soles	2024	2023	2022
Peru	285,716	199,527	161,252
Colombia	662,272	580,450	374,627
México	96,533	126,657	77,427

	1,044,521	906,634	613,306

D.	Liquidity risk
The prudent liquidity risk management involves maintaining enough cash and cash equivalents and the possibility of finding and/or obtaining funding through an adequate quantity of credit sources.
The Group has adequate levels of cash and cash equivalents considering:

•	Auna S.A. can finance its current assets (accounts receivable, inventories and others) with current liabilities (accounts payable, deferred revenue and others).

•	Auna S.A. analyses the maturity of its debts to identify any refinancing required to maintain an appropriate debt structure.

•
Not considering growth capex (new hospitals, acquisitions, etc.), Auna has enough cash flow from operations to finance its maintenance capex, current debt service (interest and principal), dividends and a portion of growth capex.

•	Growth capex is financed mainly by long-term debt and cash flow from operations. In some cases, by capital contribution (for example: acquisition of PMLA and Hospital y Clínica OCA).

•
In addition, Auna has revolving credit lines of S/ 600,054 thousand to use in case of cash flow needs. As of December 31, 2024, the Group had S/ 446,068 thousand drawn and S/ 153,986 thousand of availability under the revolving credit facility. As of December 31, 2023, the Group had S/ 348,178 thousand drawn and S/ 139,283 thousand of availability under the revolving credit facility.

•
These credit lines are renewed every year. The interest rate applicable for the lines in Peru is a fixed rate that is agreed upon with the bank before the reception of the cash in Auna accounts and depends on the credit terms (up to 180 days). In the case of Colombia and Mexico lines, the interest rates applicable are a floating rate. The credit revolving lines available for Auna are with the following banks in Perú: Scotiabank: S/ 100,000 thousand; Banbif: S/ 18,820 thousand; BBVA: S/ 37,640 thousand; BCP: S/ 45,168 thousand; Interbank: S/ 15,056 thousand; Citibank: S/ 57,966 thousand; Pichincha: S/ 30,112 thousand, Santander: S/ 94,100 thousand and GNB: S/ 9,500 thousand. The available credit revolving lines in Colombia are around S/ 113,212 thousand and in Mexico are around S/ 78,480.

In addition, the Group monitors its liquidity risk based on the plans and guidelines established by Management.
The following table analyzes the Group’s financial liabilities classified per maturity based on the remaining contractual period as of the date of the consolidated statement of financial position. The amounts disclosed are contractual cash flows.

In thousands of soles	Carrying amount	Contractual cash flows	Less than 1 year	From 1 to 2 years	From 3 to 5 years	More than 5 years
2024
Trade accounts payable	934,006	934,006	931,265	2,741	—	—
Other accounts payable (*)	148,155	174,601	83,955	36,820	53,826	—
Loans and borrowings (**)	3,619,774	5,048,548	1,041,977	650,674	3,288,042	67,855
Lease liabilities (**)	147,888	198,425	43,275	38,391	68,084	48,675
Derivative financial instruments	42,370	51,226	15,895	15,932	19,399	—

	4,892,193	6,406,806	2,116,367	744,558	3,429,351	116,530

2023
Trade accounts payable	753,255	753,255	749,349	3,906	—	—
Other accounts payable (*)	459,606	465,466	248,769	65,109	151,588	—
Loans and borrowings (**)	3,761,582	5,557,229	785,301	821,223	2,821,724	1,128,981
Lease liabilities (**)	158,045	218,196	44,295	40,231	73,425	60,245

	5,132,488	6,994,146	1,827,714	930,469	3,046,737	1,189,226

2022
Trade accounts payable	513,383	513,383	513,310	73	—	—
Other accounts payable (*)	406,691	532,748	224,522	22,113	286,113	—
Loans and borrowings (**)	3,348,647	3,845,977	2,333,506	108,937	1,333,160	70,374
Lease liabilities (**)	162,922	224,037	38,794	36,363	77,674	71,206
Derivative financial instruments	15,317	15,317	15,317	—	—	—

	4,446,960	5,131,462	3,125,449	167,486	1,696,947	141,580

(*)	They do not include taxes payable, remunerations and other benefits payable.
(**)	They include contractual interest.
Management monitors the risk related to the liabilities included in the above-mentioned categories, and considers obtaining enough credit lines and having working capital to comply with the plans established by Management.
The Group manages the excess cash flow investing in short-term investments. In addition, at the end of fiscal years 2024, 2023 and 2022, the Group has credit lines for working capital that have not been used or used partially, which are enough to comply with short- and medium-term obligations.
The Group also participates in a supplier finance arrangement with the principal purpose of facilitating efficient payment processing of supplier invoices and providing the willing suppliers early payments terms compared with the related invoice payment due date. The arrangement allows the Group to centralize payments of trade payables to the bank rather than paying each supplier individually. From the Group’s perspective, the arrangement does not significantly extend payment terms beyond the normal terms agreed with other suppliers that are not participating.

E.	Capital risk management
The Group’s objectives in managing capital is to safeguard its capacity to continue as a going concern generating return to its shareholders and benefits to other stakeholders. The Group may adjust the amount of dividends paid to shareholders, return capital to shareholders, issue new shares, or sell assets to reduce its debt to maintain or adjust the capital structure.

During the year ended December 31, 2024, 2023 and 2022, the Group’s strategy was to maintain a leverage ratio not higher than 1.0. Based on this strategy, the Group maintains a leverage ratio of 0.68 in 2024 (0.66 and 0.67 in 2023 and 2022, respectively) as shown below:

In thousands of soles	2024	2023	2022
Total loans and borrowings	3,619,774	3,761,582	3,348,647
Less: Cash and cash equivalents	(235,745)	(241,133)	(208,694)

Net debt (A)	3,384,029	3,520,449	3,139,953

Plus: Total equity	1,622,940	1,776,566	1,558,061

Total adjusted equity (B)	5,006,969	5,297,015	4,698,014

Leverage ratio (A)/(B)	0.68	0.66	0.67

F.	Accounting classification and fair value
The following table shows the carrying amounts and fair values of financial assets and financial liabilities, including their levels in the fair value hierarchy. It does not include fair value information for financial assets and financial liabilities not measured at fair value if the carrying amount is a reasonable approximation of fair value.

	Carrying amount					Fair value
In thousands of soles	FVOCI – debt instruments	Fair value hedging instruments	Financial assets at amortized cost	Other financial liabilities	Total	Level 1	Level 2	Level 3	Total
As of December 31, 2024
Financial assets measured at fair value
Other investments	100,510	—	—	—	100,510	100,510	—	—	100,510
Derivative financial instruments	—	67,472	—	—	67,472	—	67,472	—	67,472

	100,510	67,472	—	—	167,982	100,510	67,472	—	167,982

Financial assets not measured at fair value
Cash and cash equivalents	—	—	235,745	—	235,745	—	—	—	—
Trade accounts receivable	—	—	962,457	—	962,457	—	—	—	—
Other assets (*)	—	—	42,063	—	42,063	—	—	—	—

	—	—	1,240,265	—	1,240,265	—	—	—	—

Financial liabilities measured at fair value
Derivative financial instruments	—	42,370	—	—	42,370	—	42,370	—	42,370

	—	42,370	—	—	42,370	—	42,370	—	42,370

Financial liabilities not measured at fair value
Loans and borrowings	—	—	—	3,619,774	3,619,774	—	3,768,101	—	3,768,101
Lease liabilities	—	—	—	147,888	147,888	—	—	—	—
Trade accounts payable	—	—	—	934,006	934,006	—	—	—	—
Other accounts payable (**)	—	—	—	148,155	148,155	—	—	—	—

	—	—	—	4,849,823	4,849,823	—	3,768,101	—	3,768,101

(*)	They do not include taxes receivable and prepayments.
(**)	They do not include taxes payable, prepayments and labor liabilities .

	Carrying amount					Fair value
In thousands of soles	FVOCI – debt instruments	Fair value hedging instruments	Financial assets at amortized cost	Other financial liabilities	Total	Level 1	Level 2	Level 3	Total
As of December 31, 2023
Financial assets measured at fair value
Other investments	93,421	—	—	—	93,421	93,421	—	—	93,421
Derivative financial instruments	—	82,213	—	—	82,213	—	82,213	—	82,213

	93,421	82,213	—	—	175,634	93,421	82,213	—	175,634

Financial assets not measured at fair value
Cash and cash equivalents	—	—	241,133	—	241,133	—	—	—	—
Trade accounts receivable	—	—	861,336	—	861,336	—	—	—	—
Other assets (*)	—	—	35,798	—	35,798	—	—	—	—

	—	—	1,138,267	—	1,138,267	—	—	—	—

Financial liabilities measured at fair value
Contingent consideration	—	—	—	64,008	64,008	—	—	64,008	64,008
Put liability	—	—	—	121,636	121,636	—	—	121,636	121,636

	—	—	—	185,644	185,644	—	—	185,644	185,644

Financial liabilities not measured at fair value
Loans and borrowings	—	—	—	3,761,582	3,761,582	—	3,930,474	—	3,930,474
Lease liabilities	—	—	—	158,045	158,045	—	—	—	—
Trade accounts payable	—	—	—	753,255	753,255	—	—	—	—
Other accounts payable (**)	—	—		273,962	273,962	—	—	—	—

	—	—	—	4,946,844	4,946,844	—	3,930,474	—	3,930,474

(*)	They do not include taxes receivable and prepayments.
(**)	They do not include taxes payable, prepayments and labor liabilities .

	Carrying amount					Fair value
In thousands of soles	Fair value hedging instruments	Financial assets at amortized cost	Other financial liabilities	Total	Level 2	Level 3	Total
As of December 31, 2022
Financial assets measured at fair value
Derivative financial instruments	82,606	—	—	82,606	82,606	—	82,606

	82,606	—	—	82,606	82,606	—	82,606

Financial assets not measured at fair value
Cash and cash equivalents	—	208,694	—	208,694	—	—	—
Trade accounts receivable	—	589,308	—	589,308	—	—	—
Other assets (*)	—	127,469	—	127,469	—	—	—

	—	925,471	—	925,471	—	—	—

Financial liabilities measured at fair value
Derivative financial instruments	15,317	—	—	15,317	15,317	—	15,317
Contingent consideration	—	—	69,470	69,470	—	69,470	69,470
Put liability	—	—	136,938	136,938	—	136,938	136,938

	15,317	—	206,408	221,725	15,317	206,408	221,725

Financial liabilities not measured at fair value
Loans and borrowings	—	—	3,348,647	3,348,647	3,115,560	—	3,115,560
Lease liabilities	—	—	162,922	162,922	—	—	—
Trade accounts payable	—	—	513,383	513,383	—	—	—
Other accounts payable (**)	—	—	200,283	200,283	—	—	—

	—	—	4,225,235	4,225,235	3,115,560	—	3,115,560

(*)	They do not include taxes receivable and prepayments.
(**)	They do not include taxes payable, prepayments and labor liabilities .

G.	Measurement of fair values

i.	Valuation techniques and significant unobservable inputs
The following tables show the valuation techniques used in measuring Level 2 fair values at December 31, 2024 and Level 2 and Level 3 fair values at 2023 and 2022 for financial instruments measured at fair value in the statement of financial position, as well as the significant unobservable inputs used. Related valuation processes are described in note 3.
Financial instruments measured at fair value

Type	Valuation technique	Significant unobservable inputs	Inter-relationship between significant unobservable inputs and fair value
Put liability (note 17)	Discounted cash flows: The valuation model considers the present value of the expected future payments, discounted using a risk-adjusted discount rate.	• Expected cash flows (December 31, 2023: COP 140,549,846 thousand). Risk-adjusted discount rate ( 8.00% – 13.80%).	The estimated fair value would increase (decrease) if: • the expected cash flows were higher (lower); or • the risk-adjusted discount rate were lower (higher).

Contingent consideration (note 17)	Discounted cash flows: The valuation model considers the present value of the expected future payments, discounted using a risk-adjusted discount rate.	• Expected cash flows (December 31, 2023: COP 66,884,414 thousand). • Risk-adjusted discount rate (December 31, 2023: 12.3% – 12.71%).	The estimated fair value would increase (decrease) if: • the expected cash flows were higher (lower); or • the risk-adjusted discount rate were lower (higher).

Derivatives financial instruments (note 8)
For the Options:

Garman–Kohlhagen: The fair value is determined using this model that treats foreign currencies as if they are equity securities that provide a known dividend yield, which uses the following inputs: Spot rate at the valuation date, strike price, implicit volatility, and risk-free rate in both currencies.

For long-forward/swap:

Interest rate parity: Consists of estimating the present value of the future profit (loss) generated by the forward/swap contract. The gain or loss is calculated as the difference between the forward exchange rate estimated according to the market and the strike.
		Not applicable	Not applicable

ii.	Sensitivity analysis
For the fair value of contingent consideration and put liability, reasonably possible changes at December 31, 2023 and 2022 to one of the significant unobservable inputs, holding other inputs constant, would have the following effects. As of December 31, 2024 the contingent consideration does not have effect.

	December 31, 2023
In thousands of soles	Increase	Decrease
Contingent consideration	Profit or loss
Expected cash flows (10% movement)	(7,005)	7,005
Risk-adjusted discount rate (1% movement (100 bps))	(469)	469

Put liability	Other comprehensive loss
Expected cash flows (10% movement)	(2,227)	2,227
Risk-adjusted discount rate (1% movement (100 bps))	—	—

	December 31, 2022
In thousands of soles	Increase	Decrease
Contingent consideration	Profit or loss
Expected cash flows (10% movement)	(6,893)	6,893
Risk-adjusted discount rate (1% movement (100 bps))	153	(154)

Put liability	Other comprehensive loss
Expected cash flows (10% movement)	(2,507)	2,507
Risk-adjusted discount rate (1% movement (100 bps))	888	(914)